Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
Supplemental cash flow information

13.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2025	December 31, 2024	December 31, 2023

Fair value of cash stock options transferred to share capital on exercise of options	$6,000	$-	$-
Fair value of cashless stock options transferred to share capital on exercise of options	60,000	-	-

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2025	December 31, 2024

Cash	$588,757	$785,180
Term Deposits	5,582,400	2,370,570
Total cash and cash equivalents	$6,171,157	$3,155,750